Putnam
Investments
                                   One Post
                                   Office
                                   Square
                                   Boston, MA
                                   02109
                                   December
                                   3, 1999


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE:  Putnam Investors Fund (Reg. No.  2-10783) (811-
     159) (the "Fund") Post-Effective Amendment No.
     80 to Registration Statement on Form N-1A

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional
Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 80 to the Fund's Registration Statement on Form N-1A (the
"Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on November 24, 1999.

Comments or questions concerning this certificate may
                         be
directed to Kathy Moynihan at 1-800-225-2465, ext.
11796.

                              Very truly yours,

                              Putnam Investors Fund

                              /s/ Gordon H. Silver
                         By:
_______________________________________
                              Gordon H. Silver

Vice President


cc:  Will Shields, Esq.